UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-6501

Name of Fund:  MuniYield Michigan Insured Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, MuniYield Michigan Insured Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments


MuniYield Michigan Insured Fund II, Inc.


Schedule of Investments as of July 31, 2005                                                                        (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                         Value
Michigan - 142.4%    $   2,400   Adrian, Michigan, City School District, GO, 5% due 5/01/2034 (d)                     $     2,516

                         2,000   Allegan, Michigan, Public School District, GO, Refunding, 5% due 5/01/2030 (d)             2,110

                                 Anchor Bay, Michigan, School District, GO (School Building and Site) (c)(f):
                         2,000       Series I, 6% due 5/01/2009                                                             2,200
                         3,165       Series II, 5.75% due 5/01/2010                                                         3,507

                         2,150   Bullock Creek, Michigan, School District, GO, 5.50% due 5/01/2010 (e)(f)                   2,359

                         1,000   Central Montcalm, Michigan, Public Schools, GO, 5.75% due 5/01/2009 (e)(f)                 1,091

                         3,850   Charlotte, Michigan, Public School District, GO, 5.375% due 5/01/2009 (c)(f)               4,150

                         2,420   Delta County, Michigan, Economic Development Corporation, Environmental Improvement
                                 Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25% due 4/15/2012 (f)        2,805

                                 Detroit, Michigan, City School District (School Building and Site Improvement), GO,
                                 Series A (c)(f):
                         2,000       5% due 5/01/2013                                                                       2,184
                         1,480       5.375% due 5/01/2013                                                                   1,653

                                 Detroit, Michigan, Water Supply System Revenue Bonds:
                         1,000       DRIVERS, Series 200, 8.856% due 7/01/2011 (c)(f)(h)                                    1,261
                         4,600       Senior Lien, Series A, 5% due 7/01/2034 (e)                                            4,805
                         2,000       Series B, 5.25% due 7/01/2032 (e)                                                      2,140
                         4,400       Series B, 5% due 7/01/2034 (e)                                                         4,596

                         2,500   Dickinson County, Michigan, Economic Development Corporation, Environmental
                                 Improvement Revenue Refunding Bonds (International Paper Company Project), Series A,
                                 5.75% due 6/01/2016                                                                        2,757

                         2,170   Dickinson County, Michigan, Healthcare System, Hospital Revenue Refunding Bonds,
                                 5.80% due 11/01/2024 (g)                                                                   2,283

                                 East Grand Rapids, Michigan, Public School District, GO (d)(f):
                         1,610       5.75% due 5/01/2009                                                                    1,757
                         6,300       6% due 5/01/2009                                                                       6,929


Portfolio Abbreviations

To simplify the listings of MuniYield Michigan Insured Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HDA        Housing Development Authority
RIB        Residual Interest Bonds
S/F        Single-Family



MuniYield Michigan Insured Fund II, Inc.


Schedule of Investments as of July 31, 2005 (concluded)                                                            (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                         Value
Michigan                         Eaton Rapids, Michigan, Public Schools, School Building and Site, GO (d):
(concluded)          $   2,000       5.25% due 5/01/2023                                                              $     2,171
                         1,000       5% due 5/01/2026                                                                       1,055
                         1,250       5% due 5/01/2029                                                                       1,314

                                 Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                 Medical Center), Series A (g):
                           385       5.375% due 7/01/2020                                                                     396
                           775       6% due 7/01/2020                                                                         841

                         1,800   Fowlerville, Michigan, Community Schools, School District, GO, 5% due 5/01/2030 (c)        1,891

                         3,650   Gibraltar, Michigan, School District, School Building and Site, GO, 5% due
                                 5/01/2028 (c)                                                                              3,840

                                 Grand Blanc, Michigan, Community Schools, GO (c):
                         1,000       5.625% due 5/01/2017                                                                   1,112
                         1,000       5.625% due 5/01/2018                                                                   1,111
                         1,100       5.625% due 5/01/2019                                                                   1,222

                                 Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A (a):
                         1,340       5.50% due 10/01/2018                                                                   1,491
                           320       5.50% due 10/01/2019                                                                     356

                         1,500   Grand Rapids, Michigan, Sanitation Sewer System Revenue Refunding and Improvement
                                 Bonds, Series A, 5.50% due 1/01/2022 (c)                                                   1,734

                           225   Harper Woods, Michigan, City School District, School Building and Site, GO, Refunding,
                                 5% due 5/01/2034 (c)                                                                         236

                         4,500   Hartland, Michigan, Consolidated School District, GO, 6% due 5/01/2010 (c)(f)              5,036

                         1,275   Haslett, Michigan, Public School District, Building and Site, GO, 5.625% due
                                 11/01/2011 (e)(f)                                                                          1,427

                         2,000   Howell, Michigan, Public Schools, GO, 5.875% due 5/01/2009 (e)(f)                          2,191

                         2,660   Hudsonville, Michigan, Public Schools, School Building and Site, GO, 5% due
                                 5/01/2029 (d)                                                                              2,796

                         3,975   Jackson, Michigan, Public Schools, GO, 5.375% due 5/01/2010 (c)(f)                         4,340

                         7,550   Kalamazoo, Michigan, Hospital Finance Authority, Hospital Facility Revenue Refunding
                                 Bonds (Bronson Methodist Hospital), 5.50% due 5/15/2028 (e)                                7,975

                         3,000   Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health), Series A,
                                 5.50% due 7/15/2011 (e)(f)                                                                 3,342

                         1,440   Ludington, Michigan, Area School District, GO, 5.25% due 5/01/2023 (e)                     1,577

                         1,455   Mayville, Michigan, Community Schools, School Building and Site, GO, 5% due
                                 5/01/2034 (c)                                                                              1,529

                         1,125   Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds
                                 (Hillsdale College Project), 5% due 3/01/2035                                              1,158

                         1,000   Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding
                                 Bonds (Hope College), Series A, 5.90% due 4/01/2032                                        1,062

                                 Michigan Higher Education Facilities Authority, Revenue Refunding Bonds (College for
                                 Creative Studies):
                           550       5.85% due 12/01/2022                                                                     568
                         1,000       5.90% due 12/01/2027                                                                   1,029

                         3,000   Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, AMT,
                                 Series XVII-B, 5.40% due 6/01/2018 (a)                                                     3,108

                                 Michigan State Building Authority Revenue Bonds:
                         1,185       (Facilities Program), Series II, 4.67%* due 10/15/2009 (a)(b)                          1,026
                         1,675       (Facilities Program), Series II, 4.77%* due 10/15/2010 (a)(b)                          1,390
                         2,675        GO, RIB, Series 481, 8.41% due 4/15/2009 (e)(h)                                       3,140

                                 Michigan State Building Authority, Revenue Refunding Bonds:
                         2,000       (Facilities Program), Series II, 5% due 10/15/2029 (e)                                 2,097
                         3,500       RIB, Series 517X, 8.41% due 10/15/2010 (d)(h)                                          4,244

                                 Michigan State, COP:
                         3,870       5.50% due 6/01/2027 (a)                                                                4,174
                         5,380       RIB, Series 530, 8.91% due 9/01/2011 (e)(h)                                            6,620

                         1,500   Michigan State Comprehensive Transportation, Revenue Refunding Bonds, Series A, 5.50%
                                 due 11/01/2018 (d)                                                                         1,656

                           635   Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series A, 5.30% due
                                 10/01/2037 (e)                                                                               647

                           115   Michigan State, HDA, Revenue Refunding Bonds, AMT, Series B, 5.50% due 6/01/2030 (e)         120

                         1,000   Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Mid-Michigan
                                 Obligation Group), Series A, 5.50% due 4/15/2018 (a)                                       1,081

                                 Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds:
                         1,300       (Crittenton Hospital), Series A, 5.625% due 3/01/2027                                  1,386
                         1,250       (Sparrow Obligation Group), 5.625% due 11/15/2031                                      1,320

                         2,000   Michigan State Hospital Finance Authority Revenue Bonds (Mercy Health Services),
                                 Series R, 5.375% due 8/15/2026 (a)(b)                                                      2,056

                                 Michigan State Hospital Finance Authority, Revenue Refunding Bonds:
                         5,180       5% due 11/15/2036                                                                      5,417
                         2,500       (Ascension Health Credit), Series A, 6.125% due 11/15/2009 (f)                         2,805
                         8,000       (Ascension Health Credit), Series A, 6.125% due 11/15/2009 (e)(f)                      8,977
                         3,760       (Ascension Health Credit), Series A, 6.25% due 11/15/2009 (e)(f)                       4,238
                         3,215       (Mercy Health Services), Series X, 6% due 8/15/2014 (e)                                3,540
                         1,000       (Mercy-Mount Clemens), Series A, 6% due 5/15/2014 (e)                                  1,097
                         2,000       (Mercy-Mount Clemens), Series A, 5.75% due 5/15/2029 (e)                               2,163
                         5,500       (Trinity Health), Series A, 6% due 12/01/2027 (a)                                      6,175
                         1,000       (Trinity Health Credit), Series C, 5.375% due 12/01/2023                               1,060
                         3,450       (Trinity Health Credit), Series C, 5.375% due 12/01/2030                               3,639

                                 Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds:
                         8,000       (Detroit Edison Company), AMT, Series A, 5.55% due 9/01/2029 (e)                       8,486
                         2,000       (Detroit Edison Company Fund - Pollution), Series AA, 6.95% due 5/01/2011 (c)          2,340
                         3,200       (Detroit Edison Pollution Control), Series C, 5.45% due 9/01/2029                      3,356
                         1,375       (Dow Chemical Company Project), AMT, 5.50% due 12/01/2028                              1,482
                         5,000       RIB, Series 382, 10.16% due 9/01/2025 (e)(h)                                           5,229

                         6,500   Monroe County, Michigan, Economic Development Corp., Limited Obligation Revenue
                                 Refunding Bonds (Detroit Edison Co. Project), Series AA, 6.95% due 9/01/2022 (c)           8,562

                         1,000   Plainwell, Michigan, Community Schools, School District, School Building and Site,
                                 GO, 5.50% due 11/01/2012 (d)(f)                                                            1,121

                         1,000   Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds
                                 (Development Area Number 3), 5.375% due 6/01/2017 (g)                                      1,053

                         1,000   Reed, Michigan, City Public Schools, School Building and Site, GO, 5% due
                                 5/01/2026 (d)                                                                              1,055

                         1,900   Rochester, Michigan, Community School District, GO, Series II, 5.50% due 5/01/2018 (e)     2,097

                         1,500   Romulus, Michigan, Community Schools, GO, 5.75% due 5/01/2009 (c)(f)                       1,637

                                 Saginaw Valley State University, Michigan, General Revenue Refunding Bonds (c):
                         1,450       5% due 7/01/2024                                                                       1,536
                         1,000       5% due 7/01/2034                                                                       1,049

                         6,500   Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison
                                 Company), RIB, Series 282, 10.16% due 8/01/2024 (a)(h)                                     7,900

                         2,650   South Lyon, Michigan, Community Schools, GO, Series A, 5.75% due 5/01/2010 (e)(f)          2,937

                                 Southfield, Michigan, Public Schools, School Building and Site, GO, Series A (d):
                         1,950       5.25% due 5/01/2027                                                                    2,103
                         1,000       5% due 5/01/2029                                                                       1,051

                         1,000   Sparta, Michigan, Area Schools, School Building and Site, GO, 5% due 5/01/2030 (c)         1,051

                         2,015   Sturgis, Michigan, Public School District, GO, Refunding, 5% due 5/01/2030 (c)             2,126

                         1,000   Tecumseh, Michigan, Public Schools, GO, Refunding, 5.125% due 5/01/2030 (c)                1,065

                         6,500   Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan Wayne
                                 County), AMT, Series A, 5.375% due 12/01/2015 (e)                                          6,875

                         1,180   Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO, Airport Hotel,
                                 Series A, 5% due 12/01/2030 (e)                                                            1,231

                                 Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne
                                 County Airport), AMT (e):
                         4,475       5.25% due 12/01/2025                                                                   4,780
                         3,700       5.25% due 12/01/2026                                                                   3,946
                         4,000       5% due 12/01/2034                                                                      4,147

                         1,330   Zeeland, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2029 (e)      1,398


Puerto Rico - 3.9%               Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A:
                         4,600       4.68%* due 7/01/2031 (c)                                                               1,386
                        11,700       4.657%* due 7/01/2036 (a)                                                              2,769

                         2,270   Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts, Class R,
                                 Series 16 HH, 8.804% due 7/01/2013 (d)(h)                                                  2,817

                                 Total Municipal Bonds (Cost - $243,042) - 146.3%                                         263,664


                        Shares
                          Held   Short-Term Securities
                           602   CMA Michigan Municipal Money Fund (i)                                                        602

                                 Total Short-Term Securities (Cost - $602) - 0.3%                                             602

                                 Total Investments (Cost - $243,644**) - 146.6%                                           264,266
                                 Other Assets Less Liabilities - 2.8%                                                       4,968
                                 Preferred Stock, at Redemption Value - (49.4%)                                          (89,018)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $   180,216
                                                                                                                      ===========


  * Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

 ** The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

                                                              (in Thousands)

    Aggregate cost                                           $       243,644
                                                             ===============
    Gross unrealized appreciation                            $        20,976
    Gross unrealized depreciation                                      (354)
                                                             ---------------
    Net unrealized appreciation                              $        20,622
                                                             ===============

(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FSA Insured.

(e) MBIA Insured.

(f) Prerefunded.

(g) ACA Insured.

(h) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(i) Investments in companies to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                              (in Thousands)

                                                  Net              Dividend
    Affiliate                                   Activity            Income

    CMA Michigan Municipal
       Money Fund                               (3,564)              $ 18


    Forward interest rate swaps outstanding as of July 31, 2005 were as follows:


                                                              (in Thousands)

                                                  Notional        Unrealized
                                                   Amount       Appreciation

    Receive a variable rate equal to
    7-Day Bond Market Association
    Municipal Swap Index Rate and
    pay a fixed rate of 3.647%

    Broker, JPMorgan Chase Bank
    Expires October 2015                         $ 13,500              $  22


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Michigan Insured Fund II, Inc.

By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield Michigan Insured Fund II, Inc.


Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield Michigan Insured Fund II, Inc.


Date: September 23, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer
       MuniYield Michigan Insured Fund II, Inc.


Date: September 23, 2005